Financial Instruments - Schedule of Liquidity by Assets / (Liabilities) (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Liquidity by Assets / (Liabilities) [Line Items]
Cash	$ 60,311,712	$ 91,234,090
Client cash deposits	6,935,781	5,615,054
Prepaid expenses	7,683,328	9,596,921
Digital assets, digital assets loaned, and digital assets staked	365,799,777	515,586,931
Public Investments	335,280	272,520
Private investments	15,147,378	29,372,628
Other financial assets	19,050,483
Equity investments	60,576,922	131,982,050
Accounts payable and accrued liabilities	(5,127,267)	(9,270,110)
Loan payable		(2,611,009)
Trading liabilities	(23,409,429)	(24,122,640)
Lease liability		(3,102,188)
ETP holders payable	(397,243,174)	(622,304,667)
Total assets / (liabilities)	110,060,791	122,249,580
Less than 1 year [Member]
Schedule of Liquidity by Assets / (Liabilities) [Line Items]
Cash	60,311,712	91,234,090
Client cash deposits	6,935,781	5,615,054
Prepaid expenses	7,683,328	9,596,921
Digital assets, digital assets loaned, and digital assets staked	356,237,483	482,763,021
Public Investments	335,280	272,520
Private investments
Other financial assets	19,050,483
Equity investments	41,282,835	75,411,946
Accounts payable and accrued liabilities	(5,127,267)	(9,270,110)
Loan payable		(2,611,009)
Trading liabilities	(23,409,429)	(24,122,640)
Lease liability		(553,973)
ETP holders payable	(397,243,174)	(622,304,667)
Total assets / (liabilities)	66,057,032	6,031,153
1-3 years [Member]
Schedule of Liquidity by Assets / (Liabilities) [Line Items]
Cash
Client cash deposits
Prepaid expenses
Digital assets, digital assets loaned, and digital assets staked	9,562,294	32,823,910
Public Investments
Private investments	15,147,378	29,372,628
Other financial assets
Equity investments	19,294,087	56,570,104
Accounts payable and accrued liabilities
Loan payable
Trading liabilities
Lease liability		(2,548,215)
ETP holders payable
Total assets / (liabilities)	$ 44,003,759	$ 116,218,427